INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryover	$6,479,696	$3,871,192
Stock compensation	325,320	477,055
Capitalized R&E costs	525,463	260,560
Other	204,013	5,708
Operating lease liabilities	79,319	—
Tax credits	582,206	443,867
Total deferred tax assets	8,196,018	5,058,382
Deferred tax liability:
Right-of-use asset tax liability	$(77,766)	$—
Depreciation and amortization	(59,248)	(7,337)
Total deferred tax liability	(137,014	(7,337)
Less: valuation allowance	(8,059,004)	(5,051,045)
Total property and equipment, net	$0	$0

SCHEDULE OF RECONCILIATION OF STATUTORY FEDERAL INCOME TAX RATE

The reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2023 and 2022, was as follows:

	December 31,
	2023	2022
Tax at federal statutory rate	-21.00%	-21.00%
Permanent differences	0.03%	10.40%
Research and development credits	0.83%	2.20%
Deferred balance true-up	16.07%	0.00%
Change in valuation allowance	-37.87%	10.10%
Effective income tax rate	0.00%	0.00%

SCHEDULE OF UNRECOGNIZED TAX BENEFITS

	December 31,
	2023	2022
Beginning balance	$190,229	$49,646
Additions based on tax positions related to the prior year	30,897	110,681
Additions based on tax positions related to the current year	28,391	29,902
Ending balance	$249,517	$190,229